STATEMENT OF INVESTMENTS
June 30, 2025 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 128.6%
Alabama — 4.7%
Alabama Special Care Facilities Financing Authority, Revenue Bonds (Methodist Home for the Aging Obligated Group)	6.00	6/1/2050	5,970,000	5,259,719
Baldwin County Industrial Development Authority, Revenue Bonds (Novelis Corporation Project) Ser. A(a),(b)	5.00	6/1/2032	1,000,000	1,009,004
Black Belt Energy Gas District, Revenue Bonds, Ser. D(a)	5.00	11/1/2034	2,000,000	2,117,598
Black Belt Energy Gas District, Revenue Bonds, Refunding (Gas Project) Ser. D1(a)	5.50	2/1/2029	5,555,000	5,861,108
Jefferson County, Revenue Bonds, Refunding	5.50	10/1/2053	3,750,000	3,847,268
Mobile County Industrial Development Authority, Revenue Bonds (Calvert LLC Project) Ser. B	4.75	12/1/2054	1,225,000	1,129,596
Southeast Energy Authority A Cooperative District, Revenue Bonds, Ser. C(a)	5.00	2/1/2031	3,500,000	3,697,651
				22,921,944
Alaska — .5%
Northern Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A	4.00	6/1/2050	3,000,000	2,496,577
Arizona — 4.9%
Arizona Industrial Development Authority, Revenue Bonds (Academics of Math & Science Project)(b)	5.00	7/1/2054	1,275,000	1,132,773
Arizona Industrial Development Authority, Revenue Bonds (Legacy Cares Project) Ser. A(b),(c)	6.00	7/1/2051	1,000,000	30,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 128.6% (continued)
Arizona — 4.9% (continued)
Arizona Industrial Development Authority, Revenue Bonds (Legacy Cares Project) Ser. A(b),(c)	7.75	7/1/2050	5,770,000	173,100
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable Schools) Ser. A	5.25	11/1/2053	2,000,000	1,995,116
Arizona Industrial Development Authority, Revenue Bonds, Refunding (BASIS Schools Project) Ser. A(b)	5.25	7/1/2047	1,600,000	1,545,858
Arizona Industrial Development Authority, Revenue Bonds, Refunding (BASIS Schools Project) Ser. D(b)	5.00	7/1/2047	1,035,000	967,242
Arizona Industrial Development Authority, Revenue Bonds, Refunding (BASIS Schools Project) Ser. D(b)	5.00	7/1/2051	380,000	347,118
Glendale Industrial Development Authority, Revenue Bonds, Refunding (Sun Health Services Obligated Group) Ser. A	5.00	11/15/2054	1,170,000	1,098,247
La Paz County Industrial Development Authority, Revenue Bonds (Harmony Public Schools) Ser. A(b)	5.00	2/15/2036	2,480,000	2,481,779
Maricopa County Industrial Development Authority, Revenue Bonds (Benjamin Franklin Charter School Obligated Group)(b)	6.00	7/1/2052	3,000,000	3,018,470
Maricopa County Industrial Development Authority, Revenue Bonds, Refunding (Paradise Schools Projects Paragon Management)(b)	5.00	7/1/2047	2,000,000	1,789,430

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 128.6% (continued)
Arizona — 4.9% (continued)
Sierra Vista Industrial Development Authority, Revenue Bonds (American Leadership Academy)(b)	5.00	6/15/2059	1,000,000	895,356
Tender Option Bond Trust Receipts (Series 2018- XF2537), (Salt Verde Financial Corporation, Revenue Bonds) Recourse, Underlying Coupon Rate 5.00%(b),(d),(e)	12.19	12/1/2037	4,030,000	4,202,169
The Phoenix Arizona Industrial Development Authority, Revenue Bonds, Refunding (BASIS Schools Projects) Ser. A(b)	5.00	7/1/2035	2,360,000	2,360,529
The Phoenix Arizona Industrial Development Authority, Revenue Bonds, Refunding (BASIS Schools Projects) Ser. A(b)	5.00	7/1/2046	2,000,000	1,875,967
				23,913,154
Arkansas — .9%
Arkansas Development Finance Authority, Revenue Bonds (Sustainable Bond) (U.S. Steel Corp.)	5.70	5/1/2053	2,600,000	2,636,541
Arkansas Development Finance Authority, Revenue Bonds (Sustainable Bond) (U.S. Steel Corp.)	5.45	9/1/2052	1,500,000	1,503,512
				4,140,053
California — 3.9%
California Community Choice Financing Authority, Revenue Bonds, Ser. B(a)	5.00	11/1/2035	3,250,000	3,453,560
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project) Ser. D(a)	5.00	9/1/2032	1,500,000	1,596,414

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 128.6% (continued)
California — 3.9% (continued)
California County Tobacco Securitization Agency, Revenue Bonds, Refunding (Los Angeles County Securitization Corp.) Ser. A	4.00	6/1/2049	1,400,000	1,188,535
California Municipal Finance Authority, Revenue Bonds, Refunding (HumanGood California Obligated Group) Ser. A	5.00	10/1/2044	1,000,000	976,976
California Municipal Finance Authority, Revenue Bonds, Refunding (William Jessup University)(b)	5.00	8/1/2039	140,000	116,668
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group) Ser. A(b)	5.25	12/1/2056	1,000,000	959,854
Orange County Community Facilities District, Special Tax Bonds, Ser. A	5.00	8/15/2052	1,500,000	1,504,057
San Diego County Regional Airport Authority, Revenue Bonds, Ser. B	5.00	7/1/2051	4,205,000	4,169,812
University of California, Revenue Bonds, Refunding, Ser. AL(d)	2.95	5/15/2048	5,000,000	5,000,000
				18,965,876
Colorado — 5.7%
City & County of Denver Company, Revenue Bonds, Refunding (United Airlines Project)	5.00	10/1/2032	1,000,000	999,998
Colorado Health Facilities Authority, Revenue Bonds (CommonSpirit Health Obligated Group)	5.25	11/1/2052	1,500,000	1,509,769

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 128.6% (continued)
Colorado — 5.7% (continued)
Colorado Health Facilities Authority, Revenue Bonds (Covenant Retirement Communities & Services Obligated Group)	5.00	12/1/2048	1,250,000	1,194,934
Colorado Health Facilities Authority, Revenue Bonds, Refunding (Covenant Living Communities & Services Obligated Group) Ser. A	4.00	12/1/2050	4,500,000	3,651,071
Colorado High Performance Transportation Enterprise, Revenue Bonds (C- 470 Express Lanes System)	5.00	12/31/2056	1,245,000	1,189,895
Dominion Water & Sanitation District, Revenue Bonds, Refunding	5.88	12/1/2052	4,500,000	4,522,670
Hess Ranch Metropolitan District No. 6, GO, Ser. A1	5.00	12/1/2049	2,000,000	1,769,910
Rampart Range Metropolitan District No. 5, Revenue Bonds	4.00	12/1/2051	2,000,000	1,574,140
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	4.00	7/15/2034	1,500,000	1,502,249
Tender Option Bond Trust Receipts (Series 2020- XM0829), (Colorado Health Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. A1) Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	11.76	8/1/2044	4,440,000	4,665,715

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 128.6% (continued)
Colorado — 5.7% (continued)
Tender Option Bond Trust Receipts (Series 2023- XM1124), (Colorado Health Facilities Authority, Revenue Bonds (Adventist Health System/Sunbelt Obligated Group) Ser. A) Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	8.87	11/15/2048	5,535,000	4,765,081
Vauxmont Metropolitan District, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	3.25	12/15/2050	520,000	388,841
				27,734,273
Connecticut — 1.2%
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Fairfield University) Ser. T	4.00	7/1/2055	1,000,000	816,423
Connecticut Housing Finance Authority, Revenue Bonds, Refunding, Ser. A1	3.65	11/15/2032	410,000	410,161
Harbor Point Infrastructure Improvement District, Tax Allocation Bonds, Refunding (Harbor Point Project)(b)	5.00	4/1/2039	3,500,000	3,509,973
Stamford Housing Authority, Revenue Bonds, Refunding (Mozaic Concierge Living), Ser. A	6.25	10/1/2060	1,000,000	970,802
				5,707,359
Delaware — .2%
Delaware Economic Development Authority, Revenue Bonds (ACTS Retirement-Life Communities Obligated Group) Ser. B	5.25	11/15/2053	1,000,000	1,005,460

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 128.6% (continued)
District of Columbia — 1.0%
District of Columbia, Revenue Bonds, Refunding (The Catholic University Of America) Ser. A	5.75	10/1/2055	2,820,000	2,910,059
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding (Dulles Metrorail) Ser. B	4.00	10/1/2049	2,500,000	2,130,775
				5,040,834
Florida — 6.9%
Atlantic Beach, Revenue Bonds (Fleet Landing Project) Ser. A	5.00	11/15/2053	3,460,000	3,111,685
Collier County Industrial Development Authority, Revenue Bonds (NCH Healthcare System Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	10/1/2049	1,700,000	1,711,823
Florida Housing Finance Corp., Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. 1	4.40	7/1/2044	2,485,000	2,353,108
Greater Orlando Aviation Authority, Revenue Bonds, Ser. A	4.00	10/1/2049	4,685,000	4,022,356
Lee County Industrial Development Authority, Revenue Bonds, Refunding, Ser. 1	4.00	4/1/2049	1,650,000	1,378,993
Miami-Dade County, Revenue Bonds(f)	0.00	10/1/2045	3,000,000	1,150,724
Miami-Dade County Water & Sewer System, Revenue Bonds (Insured; Build America Mutual)	4.00	10/1/2051	1,550,000	1,320,660
Palm Beach County Health Facilities Authority, Revenue Bonds (ACTS Retirement- Life Communities Obligated Group) Ser. B	5.00	11/15/2042	735,000	736,124

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 128.6% (continued)
Florida — 6.9% (continued)
Palm Beach County Health Facilities Authority, Revenue Bonds (Lifespace Communities) Ser. B	4.00	5/15/2053	2,600,000	2,030,214
Palm Beach County Health Facilities Authority, Revenue Bonds, Refunding (Lifespace Communities Obligated Group) Ser. C	7.63	5/15/2058	1,000,000	1,104,054
Seminole County Industrial Development Authority, Revenue Bonds, Refunding (Legacy Pointe at UCF Project)	5.75	11/15/2054	2,500,000	2,266,467
Tender Option Bond Trust Receipts (Series 2023- XM1122), (Miami-Dade FL County Water & Sewer System, Revenue Bonds, Refunding, Ser. B) Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	7.25	10/1/2049	12,750,000	10,992,870
Venice, Revenue Bonds, Ser. A(b)	5.50	1/1/2055	725,000	685,203
Village Community Development District No. 15, Special Assessment Bonds(b)	4.80	5/1/2055	865,000	788,629
				33,652,910
Georgia — 5.3%
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Units 3&4 Project) Ser. A	5.00	7/1/2052	3,250,000	3,229,263
Main Street Natural Gas, Inc., Revenue Bonds, Ser. D(a)	5.00	4/1/2031	1,535,000	1,628,438
Main Street Natural Gas, Inc., Revenue Bonds, Ser. E(a)	5.00	12/1/2032	1,500,000	1,579,634

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 128.6% (continued)
Georgia — 5.3% (continued)
Tender Option Bond Trust Receipts (Series 2016- XM0435), (Private Colleges & Universities Authority, Revenue Bonds, Refunding (Emory University)) Recourse, Underlying Coupon Rate 5.00%(b),(d),(e)	12.71	10/1/2043	10,000,000	9,950,551
Tender Option Bond Trust Receipts (Series 2020- XM0825), (Brookhaven Development Authority, Revenue Bonds (Children’s Healthcare of Atlanta) Ser. A) Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	10.16	7/1/2044	6,340,000	6,140,817
Tender Option Bond Trust Receipts (Series 2023- XF3183), (Municipal Electric Authority of Georgia, Revenue Bonds (Plant Vogtle Units 3&4 Project) Ser. A) Recourse, Underlying Coupon Rate 5.00%(b),(d),(e)	12.50	1/1/2059	3,600,000	3,506,384
				26,035,087
Hawaii — .2%
Hawaii Airports System, Revenue Bonds, Ser. A	5.00	7/1/2047	1,000,000	1,000,151
Idaho — 1.0%
Power County Industrial Development Corp., Revenue Bonds (FMC Corp. Project)	6.45	8/1/2032	5,000,000	5,016,676
Illinois — 10.2%
Chicago, GO (Housing And Economic Development Projects) Ser. F	6.00	1/1/2055	1,500,000	1,552,153
Chicago, GO, Ser. A	5.00	1/1/2044	4,000,000	3,769,292
Chicago, GO, Ser. A	5.50	1/1/2049	1,000,000	993,132
Chicago, GO, Refunding, Ser. A	6.00	1/1/2038	3,000,000	3,052,676
Chicago Board of Education, GO, Ser. D	5.00	12/1/2046	2,000,000	1,817,281

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 128.6% (continued)
Illinois — 10.2% (continued)
Chicago Board of Education, GO, Ser. H	5.00	12/1/2036	2,000,000	1,948,131
Chicago Board of Education, GO, Refunding, Ser. A	5.00	12/1/2034	1,400,000	1,402,278
Chicago Midway International Airport, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2041	1,550,000	1,556,379
Illinois, GO, Ser. A	5.00	5/1/2038	3,400,000	3,454,166
Illinois, GO, Ser. C	5.00	11/1/2029	1,120,000	1,158,096
Illinois, GO, Ser. D	5.00	11/1/2028	2,325,000	2,408,637
Illinois, GO, Refunding, Ser. A	5.00	10/1/2029	1,100,000	1,153,289
Illinois, Revenue Bonds, Ser. C	5.00	6/15/2045	1,000,000	1,009,656
Illinois Finance Authority, Revenue Bonds (Centerpoint Joliet Terminal Railroad Project)(a),(b)	4.80	7/2/2035	1,500,000	1,519,769
Illinois Finance Authority, Revenue Bonds (Plymouth Place Obligated Group) Ser. A	6.63	5/15/2052	1,000,000	1,041,438
Metropolitan Pier & Exposition Authority, Revenue Bonds (McCormick Place Expansion Project)	5.00	6/15/2057	2,000,000	1,928,839
Metropolitan Pier & Exposition Authority, Revenue Bonds (McCormick Place Project) (Insured; National Public Finance Guarantee Corp.) Ser. A(f)	0.00	12/15/2036	2,500,000	1,512,362
Metropolitan Pier & Exposition Authority, Revenue Bonds, Refunding (McCormick Place Expansion Project)(f)	0.00	12/15/2054	21,800,000	4,360,150
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	4.00	1/1/2038	2,000,000	1,911,651

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 128.6% (continued)
Illinois — 10.2% (continued)
Tender Option Bond Trust Receipts (Series 2023- XF1623), (Regional Transportation Authority Illinois, Revenue Bonds, Ser. B) Non-Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	6.28	6/1/2048	3,000,000	2,578,948
Tender Option Bond Trust Receipts (Series 2024- XF3290), (Chicago Transit Authority, Sales Tax Revenue Bonds, Refunding, Ser. A) Recourse, Underlying Coupon Rate 5.00%(b),(d),(e)	12.67	12/1/2049	5,800,000	5,806,659
Tender Option Bond Trust Receipts (Series 2025- XF3349), (Chicago O’Hare International Airport, Revenue Bonds, Refunding, Ser. A) Recourse, Underlying Coupon Rate 5.50%(b),(d),(e)	14.52	1/1/2053	3,600,000	3,704,284
				49,639,266
Indiana — 1.1%
Indiana Finance Authority, Revenue Bonds (Sustainable Bond)(b),(c)	7.00	3/1/2039	5,525,000	830,414
Indiana Finance Authority, Revenue Bonds, Refunding (Marquette Project) Ser. A	5.00	3/1/2040	2,735,000	2,752,602
Indianapolis Local Public Improvement Bond Bank, Revenue Bonds (City Moral Obligation) (Insured; Build America Mutual) Ser. F1	5.25	3/1/2067	1,750,000	1,783,014
				5,366,030
Iowa — 1.0%
Iowa Finance Authority, Revenue Bonds, Refunding (Iowa Fertilizer Co. Project)(g)	5.00	12/1/2032	1,415,000	1,604,796

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 128.6% (continued)
Iowa — 1.0% (continued)
Iowa Finance Authority, Revenue Bonds, Refunding (Lifespace Communities Obligated Group) Ser. A	4.00	5/15/2046	500,000	413,795
Iowa Finance Authority, Revenue Bonds, Refunding (Lifespace Communities Obligated Group) Ser. A	4.00	5/15/2053	1,000,000	780,851
Iowa Student Loan Liquidity Corp., Revenue Bonds, Ser. B	5.00	12/1/2031	2,000,000	2,108,636
				4,908,078
Kentucky — .8%
Kentucky Public Energy Authority, Revenue Bonds, Ser. A(a)	5.00	7/1/2030	1,750,000	1,837,476
Kentucky Public Energy Authority, Revenue Bonds, Ser. A1(a)	4.00	8/1/2030	2,270,000	2,261,312
				4,098,788
Louisiana — 1.4%
Ernest N. Morial New Orleans Exhibition Hall Authority, Special Tax Bonds	5.50	7/15/2054	1,250,000	1,297,916
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, Refunding (Westlake Chemical Project)	3.50	11/1/2032	635,000	611,609
Louisiana Public Facilities Authority, Revenue Bonds (I-10 Calcasieu River Bridge Public-Private Partnership Project)	5.75	9/1/2064	3,185,000	3,280,708
Louisiana Public Facilities Authority, Revenue Bonds, Refunding (Ochsner Clinic Foundation Obligated Group) Ser. A	5.50	5/15/2055	1,700,000	1,766,809
				6,957,042

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 128.6% (continued)
Maine — .4%
Finance Authority of Maine, Revenue Bonds (University Of New England)	5.50	7/1/2055	1,750,000	1,801,518
Maryland — 2.7%
Maryland Economic Development Corp., Revenue Bonds (College Park Leonardtown Project) (Insured; Assured Guaranty Municipal Corp.)	5.25	7/1/2064	1,000,000	1,001,150
Maryland Economic Development Corp., Revenue Bonds (Sustainable Bond) (Purple Line Transit Partners) Ser. B	5.25	6/30/2055	3,120,000	3,059,863
Maryland Economic Development Corp., Tax Allocation Bonds (Port Covington Project)	4.00	9/1/2050	1,000,000	805,719
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds (Adventist Healthcare Obligated Group) Ser. A	5.50	1/1/2046	3,250,000	3,255,938
Tender Option Bond Trust Receipts (Series 2024- XF1758), (Maryland Stadium Authority, Revenue Bonds) Non-Recourse, Underlying Coupon Rate 5.00%(b),(d),(e)	12.75	6/1/2054	5,200,000	5,248,526
				13,371,196
Massachusetts — 4.1%
Lowell Collegiate Charter School, Revenue Bonds	5.00	6/15/2054	1,620,000	1,479,588
Massachusetts Development Finance Agency, Revenue Bonds (Tufts University Student Housing Project)	5.50	6/1/2050	1,000,000	1,047,547
Massachusetts Development Finance Agency, Revenue Bonds, Ser. T	4.00	3/1/2054	1,000,000	861,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 128.6% (continued)
Massachusetts — 4.1% (continued)
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Boston Medical Center Corp. Obligated Group)	5.25	7/1/2052	1,500,000	1,467,484
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (NewBridge Charles Obligated Group)(b)	5.00	10/1/2057	1,000,000	923,370
Tender Option Bond Trust Receipts (Series 2023- XF1604), (Massachusetts State Transportation Fund, Revenue Bonds, Ser. B) Non- Recourse, Underlying Coupon Rate 5.00%(b),(d),(e)	12.75	6/1/2053	14,000,000	14,240,933
				20,019,922
Michigan — 5.4%
Detroit Downtown Development Authority, Tax Allocation Bonds, Refunding (Catalyst Development Project)	5.00	7/1/2048	1,250,000	1,260,710
Great Lakes Water Authority Sewage Disposal System, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2036	2,435,000	2,459,125
Michigan Finance Authority, Revenue Bonds (Sustainable Bond)	5.50	2/28/2057	2,700,000	2,786,048
Michigan Finance Authority, Revenue Bonds, Refunding (Beaumont-Spectrum)	4.00	4/15/2042	1,500,000	1,395,551
Michigan Finance Authority, Revenue Bonds, Refunding, Ser. A2	5.00	6/1/2040	4,435,000	4,491,455
Michigan State Finance Authority Revenue, Revenue Bonds, Refunding (Great Lakes Water Authority) Ser. D2	5.00	7/1/2034	1,750,000	1,750,092

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 128.6% (continued)
Michigan — 5.4% (continued)
Tender Option Bond Trust Receipts (Series 2024- XM1171), (Michigan State University, Revenue Bonds, Refunding, Ser. A) Non- Recourse, Underlying Coupon Rate 5.25%(b),(d),(e)	13.96	8/15/2054	10,000,000	10,306,982
Wayne County Airport Authority, Revenue Bonds, Ser. A	5.50	12/1/2050	1,500,000	1,586,650
				26,036,613
Minnesota — .8%
Duluth Economic Development Authority, Revenue Bonds, Refunding (Essentia Health Obligated Group) Ser. A	5.00	2/15/2058	3,000,000	2,905,980
Woodbury, Revenue Bonds, Refunding (Math & Science Academy)(b)	5.50	6/1/2063	1,000,000	904,860
				3,810,840
Missouri — 3.2%
Missouri Housing Development Commission, Revenue Bonds (First Place Homeownership Loan) (Insured; GNMA,FNMA, FHLMC) Ser. A	4.60	11/1/2049	1,720,000	1,637,869
St. Louis County Industrial Development Authority, Revenue Bonds (Friendship Village St. Louis Obligated Group) Ser. A	5.13	9/1/2048	2,025,000	1,917,162
St. Louis County Industrial Development Authority, Revenue Bonds (Friendship Village St. Louis Obligated Group) Ser. A	5.13	9/1/2049	2,975,000	2,804,545
St. Louis Land Clearance for Redevelopment Authority, Revenue Bonds (National Geospatial Intelligence)	5.13	6/1/2046	4,400,000	4,138,150

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 128.6% (continued)
Missouri — 3.2% (continued)
Tender Option Bond Trust Receipts (Series 2023- XM1116), (Jackson County Missouri Special Obligation, Revenue Bonds, Refunding, Ser. A) Non-Recourse, Underlying Coupon Rate 4.25%(b),(d),(e)	7.98	12/1/2053	3,000,000	2,703,586
The St. Louis Missouri Industrial Development Authority, Tax Allocation Bonds (St. Louis Innovation District Project)	4.38	5/15/2036	2,465,000	2,332,436
				15,533,748
Nebraska — .2%
Omaha Public Power District, Revenue Bonds, Ser. A	4.00	2/1/2051	1,000,000	875,954
Nevada — 1.2%
Clark County School District, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.25	6/15/2041	3,745,000	3,670,398
Reno, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	4.00	6/1/2058	2,750,000	2,335,294
				6,005,692
New Hampshire — .4%
New Hampshire Business Finance Authority, Revenue Bonds (The Wildflower Project)(b),(f)	0.00	12/15/2033	1,600,000	964,789
New Hampshire Business Finance Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. B(a),(b)	3.75	7/2/2040	1,000,000	803,498
				1,768,287

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 128.6% (continued)
New Jersey — 3.7%
New Jersey Economic Development Authority, Revenue Bonds (Repauno Port & Rail Terminal Project)(b)	6.63	1/1/2045	1,000,000	1,021,503
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. XX	5.25	6/15/2027	1,855,000	1,856,858
New Jersey Health Care Facilities Financing Authority, Revenue Bonds (RWJ Barnabas Health Obligated Group)	4.00	7/1/2051	1,500,000	1,309,082
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2032	1,275,000	1,354,306
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.00	6/15/2044	2,000,000	2,036,066
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. CC(g)	5.50	12/15/2032	2,700,000	3,163,411
Tender Option Bond Trust Receipts (Series 2025- XF3423), (New Jersey Turnpike Authority, Revenue Bonds, Ser. A) Recourse, Underlying Coupon Rate 5.25%(b),(d),(e)	14.85	1/1/2055	4,600,000	4,784,650
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. B	5.00	6/1/2046	2,690,000	2,595,182
				18,121,058
New Mexico — .5%
New Mexico Mortgage Finance Authority, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. E	4.70	9/1/2054	2,430,000	2,333,222

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 128.6% (continued)
New York — 7.4%
Build NYC Resource Corp., Revenue Bonds (The Nightingale-Bamford School Project)	5.00	7/1/2040	1,000,000	1,042,771
New York Convention Center Development Corp., Revenue Bonds (Hotel Unit Fee) (Insured; Assured Guaranty Municipal Corp.) Ser. B(f)	0.00	11/15/2052	7,825,000	1,823,126
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 1-3 World Trade Center Project) Ser. 1(b)	5.00	11/15/2044	7,000,000	6,853,359
New York State Dormitory Authority, Revenue Bonds, Refunding (Montefiore Obligated Group) Ser. A	4.00	9/1/2050	1,000,000	806,307
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	4.00	1/1/2036	1,000,000	938,715
New York Transportation Development Corp., Revenue Bonds (JFK International Airport Terminal)	5.00	12/1/2040	3,535,000	3,557,785
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project)	5.63	4/1/2040	1,000,000	1,028,300
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.00	7/1/2046	2,080,000	2,016,477
New York Transportation Development Corp., Revenue Bonds (Sustainable Bond) (JFK International Airport Terminal One Project) (Insured; Assured Guaranty Municipal Corp.)	5.13	6/30/2060	665,000	653,822

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 128.6% (continued)
New York — 7.4% (continued)
Tender Option Bond Trust Receipts (Series 2022- XM1004), (Metropolitan Transportation Authority, Revenue Bonds, Refunding (Sustainable Bond) (Insured; Assured Guaranty Municipal Corp.) Ser. C) Non-Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	5.52	11/15/2047	6,300,000	5,399,405
Tender Option Bond Trust Receipts (Series 2024- XM1174), (New York State Transportation Development Corp., Revenue Bonds (Sustainable Bond) (JFK International Airport Terminal One Project) (Insured; Assured Guaranty Municipal Corp.)) Recourse, Underlying Coupon Rate 5.25%(b),(d),(e)	13.48	6/30/2060	3,730,000	3,734,765
Tender Option Bond Trust Receipts (Series 2024- XM1181), (Triborough New York Bridge & Tunnel Authority, Revenue Bonds, Ser. A1) Non-Recourse, Underlying Coupon Rate 4.13%(b),(d),(e)	6.81	5/15/2064	3,000,000	2,589,544

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 128.6% (continued)
New York — 7.4% (continued)
Tender Option Bond Trust Receipts (Series 2024- XM1194), (New York Transportation Development Corp., Revenue Bonds, Refunding (Sustainable Bond) (JFK International Airport Terminal Six Redevelopment Project) (Insured; Assured Guaranty Municipal Corp.)) Recourse, Underlying Coupon Rate 5.25%(b),(d),(e)	13.48	12/31/2054	3,800,000	3,805,871
Westchester County Local Development Corp., Revenue Bonds, Refunding (Purchase Senior Learning Community Obligated Group)(b)	5.00	7/1/2046	2,150,000	1,969,122
				36,219,369
North Carolina — 3.1%
North Carolina Medical Care Commission, Revenue Bonds (Carolina Meadows Obligated Group)	5.25	12/1/2049	2,750,000	2,777,481
North Carolina Medical Care Commission, Revenue Bonds (The United Methodist Retirement Homes) Ser. A	5.13	10/1/2054	1,250,000	1,224,486
North Carolina Medical Care Commission, Revenue Bonds, Refunding (Lutheran Services for the Aging Obligated Group)	4.00	3/1/2051	2,300,000	1,802,351

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 128.6% (continued)
North Carolina — 3.1% (continued)
North Carolina Medical Care Commission, Revenue Bonds, Refunding (Pennybyrn at Maryfield)	5.00	10/1/2035	1,005,000	981,517
Tender Option Bond Trust Receipts (Series 2022- XF1352), (North Carolina State Medical Care Commission Health Care Facilities, Revenue Bonds (Novant Health Obligated Group) Ser. A)) Non- Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	5.55	11/1/2052	10,000,000	8,342,697
				15,128,532
Ohio — 5.0%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Refunding, Ser. B2	5.00	6/1/2055	11,055,000	9,438,123
Canal Winchester Local School District, GO, Refunding (Insured; National Public Finance Guarantee Corp.)(f)	0.00	12/1/2029	3,955,000	3,428,489
Canal Winchester Local School District, GO, Refunding (Insured; National Public Finance Guarantee Corp.)(f)	0.00	12/1/2031	3,955,000	3,163,547
Cuyahoga County, Revenue Bonds, Refunding (The MetroHealth System)	5.00	2/15/2052	2,000,000	1,839,103
Franklin County Convention Facilities Authority, Revenue Bonds (GRTR Columbus Convention Center)	5.00	12/1/2044	1,250,000	1,166,827

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 128.6% (continued)
Ohio — 5.0% (continued)
Port of Greater Cincinnati Development Authority, Revenue Bonds, Refunding (Duke Energy Co.) (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.38	12/1/2058	1,000,000	904,936
Tender Option Bond Trust Receipts (Series 2024- XF1711), (University of Cincinnati Ohio Receipt, Revenue Bonds, Ser. A) Non- Recourse, Underlying Coupon Rate 5.00%(b),(d),(e)	12.95	6/1/2049	4,525,000	4,617,548
				24,558,573
Oklahoma — 1.1%
Oklahoma Development Finance Authority, Revenue Bonds (OU Medicine Project) Ser. B	5.50	8/15/2057	1,500,000	1,471,042
Tender Option Bond Trust Receipts (Series 2024- XM1163), (Oklahoma City Water Utilities Trust, Revenue Bonds, Refunding) Non-Recourse, Underlying Coupon Rate 5.25%(b),(d),(e)	13.82	7/1/2064	3,600,000	3,733,209
				5,204,251
Oregon — .6%
Clackamas County Hospital Facility Authority, Revenue Bonds, Refunding (Willamette View Obligated Group) Ser. A	5.00	11/15/2047	1,500,000	1,379,374
Port of Portland OR Airport, Revenue Bonds, Refunding, Ser. 29	5.50	7/1/2048	1,250,000	1,294,861
				2,674,235
Pennsylvania — 5.5%
Clairton Municipal Authority, Revenue Bonds, Refunding, Ser. B	5.00	12/1/2034	1,000,000	1,070,795

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 128.6% (continued)
Pennsylvania — 5.5% (continued)
Pennsylvania Economic Development Financing Authority, Revenue Bonds (The Penndot Major Bridges)	6.00	6/30/2061	3,000,000	3,143,665
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (University of Sciences in Philadelphia)	5.00	11/1/2036	3,675,000	3,677,650
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. A	4.00	12/1/2050	1,500,000	1,299,666
Philadelphia, Revenue Bonds, Refunding (Private Activity)	5.00	7/1/2027	4,300,000	4,446,924
Tender Option Bond Trust Receipts (Series 2023- XF1525), (Pennsylvania Economic Development Financing Authority UPMC, Revenue Bonds, Ser. A) Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	5.44	5/15/2053	4,000,000	3,373,274
Tender Option Bond Trust Receipts (Series 2023- XM1133), (Philadelphia Water & Wastewater, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B) Non-Recourse, Underlying Coupon Rate 5.50%(b),(d),(e)	14.56	9/1/2053	5,820,000	6,101,509
Tender Option Bond Trust Receipts (Series 2024- XF1750), (Philadelphia Gas Works, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A) Non- Recourse, Underlying Coupon Rate 5.25%(b),(d),(e)	13.61	8/1/2054	3,600,000	3,678,286
				26,791,769

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 128.6% (continued)
Rhode Island — 1.1%
Tender Option Bond Trust Receipts (Series 2023- XM1117), (Rhode Island Infrastructure Bank State Revolving Fund, Revenue Bonds, Ser. A) Non- Recourse, Underlying Coupon Rate 4.13%(b),(d),(e)	5.56	10/1/2048	6,000,000	5,551,291
South Carolina — 4.1%
South Carolina Jobs-Economic Development Authority, Revenue Bonds, Refunding (Bon Secours Mercy Health)	4.00	12/1/2044	2,810,000	2,481,086
South Carolina Public Service Authority, Revenue Bonds, Refunding (Santee Cooper) Ser. A	4.00	12/1/2055	3,000,000	2,488,602
Tender Option Bond Trust Receipts (Series 2024- XM1175), (South Carolina Public Service Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B) Non-Recourse, Underlying Coupon Rate 5.00%(b),(d),(e)	9.99	12/1/2054	15,000,000	15,022,640
				19,992,328
South Dakota — 1.0%
Tender Option Bond Trust Receipts (Series 2022- XF1409), (South Dakota Health & Educational Facilities Authority, Revenue Bonds, Refunding (Avera Health Obligated Group)) Non-Recourse, Underlying Coupon Rate 5.00%(b),(d),(e)	12.95	7/1/2046	4,720,000	4,632,316
Texas — 13.1%
Arlington Higher Education Finance Corp., Revenue Bonds (BASIS Texas Charter Schools)(b)	4.88	6/15/2054	1,100,000	985,085

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 128.6% (continued)
Texas — 13.1% (continued)
Arlington Higher Education Finance Corp., Revenue Bonds (BASIS Texas Charter Schools)(b)	5.00	6/15/2064	1,400,000	1,247,250
Arlington Higher Education Finance Corp., Revenue Bonds (Riverwalk Education Foundation, Inc.) (Insured; Permanent School Fund Guaranteed)	4.50	8/15/2060	2,000,000	1,819,813
Arlington Higher Education Finance Corp., Revenue Bonds (Uplift Education) (Insured; Permanent School Fund Guarantee Program) Ser. A	4.25	12/1/2053	1,500,000	1,347,552
Central Texas Regional Mobility Authority, Revenue Bonds	5.00	1/1/2048	1,275,000	1,275,260
Clifton Higher Education Finance Corp., Revenue Bonds (IDEA Public Schools) Ser. A	4.00	8/15/2047	3,100,000	2,651,632
Clifton Higher Education Finance Corp., Revenue Bonds (International Leadership of Texas) Ser. A	5.75	8/15/2045	4,500,000	4,514,244
Clifton Higher Education Finance Corp., Revenue Bonds (International Leadership of Texas) Ser. D	5.75	8/15/2033	1,000,000	1,003,165
Clifton Higher Education Finance Corp., Revenue Bonds (International Leadership of Texas) Ser. D	6.13	8/15/2048	6,000,000	6,021,475
Clifton Higher Education Finance Corp., Revenue Bonds (Uplift Education) Ser. A	4.50	12/1/2044	2,500,000	2,193,032

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 128.6% (continued)
Texas — 13.1% (continued)
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (IDEA Public Schools) (Insured; Permanent School Fund Guarantee Program)	4.00	8/15/2054	1,000,000	848,879
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (International Leadership of Texas) (Insured; Permanent School Fund Guarantee Program) Ser. A	4.25	8/15/2053	1,000,000	878,249
Dallas Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program)	4.00	2/15/2054	2,250,000	1,943,732
El Paso County Hospital District, GO (El Paso County) (Insured; Assured Guaranty Municipal Corp.)	5.50	2/15/2050	1,500,000	1,562,399
Fort Bend County Toll Road, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	4.25	3/1/2054	2,500,000	2,199,845
Grand Parkway Transportation Corp., Revenue Bonds, Refunding	4.00	10/1/2049	1,000,000	863,138
Harris County-Houston Sports Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A(f)	0.00	11/15/2050	6,500,000	1,649,460
Houston Airport System, Revenue Bonds, (United Airlines) Ser. B	5.50	7/15/2039	3,000,000	3,070,695
Houston Airport System, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.50	7/1/2053	2,400,000	2,197,872
Houston Airport System, Revenue Bonds, Refunding, Ser. A	4.00	7/1/2046	1,610,000	1,398,059

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 128.6% (continued)
Texas — 13.1% (continued)
Lamar Consolidated Independent School District, GO	4.00	2/15/2053	1,235,000	1,069,037
Mission Economic Development Corp., Revenue Bonds, Refunding (Natgasoline Project)(b)	4.63	10/1/2031	2,000,000	2,003,203
Port of Beaumont Navigation District, Revenue Bonds (Jefferson Gulf Coast Energy Project) Ser. A(b)	5.25	1/1/2054	1,500,000	1,377,314
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds (Baylor Scott & White Health Project)	5.00	11/15/2051	2,000,000	2,001,838
Tender Option Bond Trust Receipts (Series 2023- XM1125), (Medina Valley Independent School District, GO (Insured; Permanent School Fund Guarantee Program)) Non-Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	7.32	2/15/2053	7,500,000	6,468,385
Tender Option Bond Trust Receipts (Series 2024- XM1164), (Texas University System, Revenue Bonds, Refunding) Non-Recourse, Underlying Coupon Rate 5.25%(b),(d),(e)	14.03	3/15/2054	4,000,000	4,112,712
Texas Municipal Gas Acquisition & Supply Corp. IV, Revenue Bonds, Ser. B(a)	5.50	1/1/2034	4,000,000	4,390,352

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 128.6% (continued)
Texas — 13.1% (continued)
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds (Segment 3C Project)	5.00	6/30/2058	1,500,000	1,434,663
Waxahachie Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	4.25	2/15/2053	1,500,000	1,362,650
				63,890,990
U.S. Related — 1.2%
Guam Housing Corp., Revenue Bonds (Insured; Federal Home Loan Mortgage Corp.) Ser. A	5.75	9/1/2031	685,000	689,621
Puerto Rico, GO, Ser. A(f)	0.00	7/1/2033	381,733	264,369
Puerto Rico, GO, Ser. A1	4.00	7/1/2033	296,629	289,625
Puerto Rico, GO, Ser. A1	4.00	7/1/2035	266,630	256,963
Puerto Rico, GO, Ser. A1	4.00	7/1/2037	228,839	218,252
Puerto Rico, GO, Ser. A1	4.00	7/1/2041	311,133	276,812
Puerto Rico, GO, Ser. A1	4.00	7/1/2046	323,574	276,839
Puerto Rico, GO, Ser. A1	5.38	7/1/2025	164,953	164,953
Puerto Rico, GO, Ser. A1	5.63	7/1/2027	327,370	336,975
Puerto Rico, GO, Ser. A1	5.63	7/1/2029	2,356,059	2,486,258
Puerto Rico, GO, Ser. A1	5.75	7/1/2031	312,813	337,614
				5,598,281
Utah — 1.3%
Mida Cormont Public Infrastructure District, GO, Ser. A2(b),(h)	6.75	6/1/2055	2,535,000	2,065,852
Point Phase 1 Public Infrastructure District No 1, Revenue Bonds, Ser. A1	6.13	3/1/2055	1,000,000	1,014,230
Utah Charter School Finance Authority, Revenue Bonds, Refunding (Summit Academy) Ser. A	5.00	4/15/2049	690,000	676,401
Utah Infrastructure Agency, Revenue Bonds, Refunding, Ser. A	5.00	10/15/2037	2,345,000	2,371,618
				6,128,101

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 128.6% (continued)
Virginia — 3.8%
Tender Option Bond Trust Receipts (Series 2018- XM0593), (Hampton Roads Transportation Accountability Commission, Revenue Bonds) Non- Recourse, Underlying Coupon Rate 5.50%(b),(d),(e)	14.53	7/1/2057	7,500,000	8,031,688
Tender Option Bond Trust Receipts (Series 2024- XM1176), (Virginia State Housing Development Authority, Revenue Bonds, Ser. A) Recourse, Underlying Coupon Rate 4.80%(b),(d),(e)	12.15	9/1/2059	4,900,000	4,763,108
Virginia Small Business Financing Authority, Revenue Bonds (Transform 66 P3 Project)	5.00	12/31/2052	4,620,000	4,367,238
Williamsburg Economic Development Authority, Revenue Bonds (William & Mary Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.13	7/1/2058	1,250,000	1,105,286
				18,267,320
Washington — 1.3%
Tender Option Bond Trust Receipts (Series 2024- XF1730), (Port of Seattle Washington, Revenue Bonds, Refunding Ser. B) Non- Recourse, Underlying Coupon Rate 5.25%(b),(d),(e)	13.62	7/1/2049	3,500,000	3,587,341
Washington Housing Finance Commission, Revenue Bonds, Refunding (Presbyterian Retirement Communities Northwest Obligated Group) Ser. A(b)	5.00	1/1/2051	3,200,000	2,859,965
				6,447,306

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 128.6% (continued)
West Virginia — .9%
West Virginia Hospital Finance Authority, Revenue Bonds (West Virginia University Health System Obligated Group) Ser. A	5.50	6/1/2050	4,000,000	4,154,782
Wisconsin — 4.6%
Public Finance Authority, Revenue Bonds(b)	5.00	7/1/2055	1,000,000	885,574
Public Finance Authority, Revenue Bonds (Cone Health) Ser. A	5.00	10/1/2052	1,500,000	1,501,989
Public Finance Authority, Revenue Bonds (EMU Campus Living) (Insured; Build America Mutual) Ser. A1	5.50	7/1/2052	2,500,000	2,531,327
Public Finance Authority, Revenue Bonds (EMU Campus Living) (Insured; Build America Mutual) Ser. A1	5.63	7/1/2055	2,035,000	2,059,015
Public Finance Authority, Revenue Bonds (Southminster Obligated Group)(b)	5.00	10/1/2053	2,015,000	1,818,087
Public Finance Authority, Revenue Bonds, Ser. 1	5.75	7/1/2062	4,639,715	4,655,121
Public Finance Authority, Revenue Bonds, Refunding (Kahala Nui Project)	5.25	11/15/2061	1,500,000	1,497,442
Public Finance Authority, Revenue Bonds, Refunding (Lindenwood Education System) Ser. A(b)	5.50	6/1/2040	1,750,000	1,765,029
Public Finance Authority, Revenue Bonds, Refunding (Mary’s Woods at Marylhurst Project)(b)	5.25	5/15/2047	750,000	696,301
Public Finance Authority, Revenue Bonds, Refunding (Roseman University of Health Sciences)(b),(g)	5.00	4/1/2030	45,000	48,968

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 128.6% (continued)
Wisconsin — 4.6% (continued)
Public Finance Authority, Revenue Bonds, Refunding (Triad Educational Services, Inc.)	5.25	6/15/2065	2,000,000	1,870,592
Wisconsin Health & Educational Facilities Authority, Revenue Bonds (Bellin Memorial Hospital Obligated Group)	5.50	12/1/2052	1,250,000	1,296,079
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (St. Camillus Health System Obligated Group)	5.00	11/1/2046	2,000,000	1,777,755
				22,403,279
Total Investments (cost $656,374,376)			128.6%	625,920,331
Liabilities, Less Cash and Receivables			(28.6%)	(139,119,418)
Net Assets Applicable to Common Stockholders			100.0%	486,800,913

FHLMC—Federal Home Loan Mortgage Corporation
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
GO—Government Obligation

(a)	These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At
June 30, 2025, these securities amounted to $246,374,009 or 50.6% of net assets applicable to Common
Stockholders.

(c)	Non-income producing—security in default.
(d)
The Variable Rate is determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

(e)	Collateral for floating rate borrowings. The coupon rate given represents the current interest rate for the inverse floating rate security.
(f)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(g)
These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

(h)	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
See notes to statement of investments.

Statement of Investments
BNY Mellon Strategic Municipals, Inc.
June 30, 2025 (Unaudited)
The following is a summary of the inputs used as of June 30, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Municipal Securities	—	625,920,331	—	625,920,331
	—	625,920,331	—	625,920,331
Liabilities ($)
Other Financial Instruments:
Inverse Floater Notes††	—	(137,980,000)	—	(137,980,000)
	—	(137,980,000)	—	(137,980,000)

†	See Statement of Investments for additional detailed categorizations, if any.
††	Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The fund’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in municipal securities are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Municipal investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service is engaged under the general oversight of the Board. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Inverse Floater Securities:  The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.
The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity

Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.
At June 30, 2025, accumulated net unrealized depreciation on investments was $30,454,045, consisting of $7,535,592 gross unrealized appreciation and $37,989,637 gross unrealized depreciation.
At June 30, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.